Nature of Business (Details) $ in Thousands					1 Months Ended	3 Months Ended				6 Months Ended
	May 19, 2021 shares	Sep. 22, 2020 USD ($) shares	Aug. 07, 2020 shares	Aug. 28, 2019 USD ($)	May 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 £ / shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 £ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 USD ($) shares	Sep. 22, 2020 £ / shares shares	Aug. 19, 2020 £ / shares	Aug. 18, 2020 £ / shares	Jun. 30, 2020 £ / shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($)	Aug. 31, 2017 £ / shares
Conversion of Stock [Line Items]
Shares issued, stock splits (in shares)			1,161
Stock split, conversion ratio		8.8028	0.00086133
Common stock, outstanding (in shares)													41,695,335			35,930,331
Consideration received on transaction | $				$ 25,000	$ 154,800
Net loss | $						$ 17,528	$ 12,715	$ 16,249	$ 8,585	$ 30,243	$ 24,834
Accumulated deficit | $													$ 128,142			$ 97,899
Cash and cash equivalents | $													$ 316,363			$ 190,356					$ 67,631			$ 24,984
Initial Public Offering
Conversion of Stock [Line Items]
Consideration received on transaction | $		$ 132,800
Ordinary Shares
Conversion of Stock [Line Items]
Common stock, par value (in dollars per share) | £ / shares												£ 0.008		£ 0.008	£ 0.008		£ 0.008	£ 0.001	£ 1.00	£ 0.008		£ 0.008	£ 0.008		£ 0.008
Common stock, outstanding (in shares)																	27,305,331
Ordinary Shares | Over-Allotment Option
Conversion of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)	600,000
Deferred Shares
Conversion of Stock [Line Items]
Common stock, par value (in dollars per share) | £ / shares												£ 21,921.504		£ 21,921.504	£ 21,921.504		£ 21,921.504			£ 21,921.504		£ 21,921.504	£ 21,921.504
Common stock, outstanding (in shares)													1			1
American Depositary Shares | Initial Public Offering
Conversion of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)		8,625,000
Sale of stock, price per share (in dollars per share) | £ / shares																	£ 17.00
American Depositary Shares | Over-Allotment Option
Conversion of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)		1,125,000